Derivative Financial Instruments - Details of Interest rate and currency Derivative Financial Instruments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Switzerland, Francs [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	$ 3,144
DFIs	(3,144)
1% Debt	(13,624)
EURO [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	100,081
DFIs	(84,962)
Net	15,119
1% Debt	(167,068)
Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	7,691
DFIs	(7,073)
Net	618
1% Debt	(12,322)
Japan, Yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	8,542
DFIs	(3,972)
Net	4,570
1% Debt	(14,859)
Mexico, Pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	43,774
DFIs	2,039
Net	45,813
1% Debt	(133,525)
Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
1% Debt	(28,573)
Interbank Yield Curves One Percentage [member] | Switzerland, Francs [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(13,943)
DFIs	13,943
Interbank Yield Curves One Percentage [member] | EURO [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(187,988)
DFIs	165,894
Net	(22,094)
Interbank Yield Curves One Percentage [member] | Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(13,822)
DFIs	13,042
Net	(780)
Interbank Yield Curves One Percentage [member] | Japan, Yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(16,914)
DFIs	11,470
Net	(5,444)
Interbank Yield Curves One Percentage [member] | Mexico, Pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(135,974)
DFIs	1,409
Net	(134,565)
Interbank Yield Curves One Percentage [member] | Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(29,485)
DFIs	25,358
Net	(4,127)
Interbank Yield Curves VaR Ninety Percentage [member] | EURO [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	(19,744)
Interbank Yield Curves VaR Ninety Percentage [member] | Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	(666)
Interbank Yield Curves VaR Ninety Percentage [member] | Japan, Yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	(4,398)
Interbank Yield Curves VaR Ninety Percentage [member] | Mexico, Pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	(162,336)
Interbank Yield Curves VaR Ninety Percentage [member] | Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	$ (5,038)